INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating losses carried forward	$ 205,189	$ 206,079
Depreciation and amortization	157,667	76,272
Lease liabilities	29,277	30,492
Others	16,936	13,052
Sub-total	409,069	325,895
Valuation allowances	(374,623)	(299,620)
Total deferred tax assets	34,446	26,275
Deferred tax liabilities
Right-of-use assets	(9,471)	(10,413)
Land use rights	(36,513)	(44,434)
Intangible assets	(9,718)	(505)
Unrealized capital allowances	(4,405)	(4,279)
Others	(9,298)	(5,683)
Total deferred tax liabilities	(69,405)	(65,314)
Deferred tax liabilities, net	$ (34,959)	$ (39,039)